Summary of Significant Accounting Policies (Details) - Schedule of doubtful accounts for accounts receivable and contract assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of doubtful accounts for accounts receivable and contract assets [Abstract]
Balance	$ 12,883	$ 20,903
Provisions for doubtful accounts	169	1,329
Write offs		(8,937)
Changes due to foreign exchange	(3)	(412)
Balance	$ 13,049	$ 12,883